Approval of the Financial Statements	12 Months Ended
Dec. 31, 2024
Approval of the Financial Statements [Abstract]
APPROVAL OF THE FINANCIAL STATEMENTS
44.	APPROVAL OF THE FINANCIAL STATEMENTS
The financial statements were approved and authorized for issue by the board of directors on April 16, 2025.